Cash flow information - Total cash out flow for leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flow information
Within operating cash flows	¥ (33,032)	¥ (31,502)	¥ (32,007)
Within financing cash flows	(317,017)	(215,762)	(193,827)
Total cash out flow for leases	¥ (350,049)	¥ (247,264)	¥ (225,834)